WESTERN ASSET TRUST, INC.

                           LIMITED DURATION PORTFOLIO

                             REPORT TO SHAREHOLDERS

                            FOR THE SIX MONTHS ENDED

                                DECEMBER 31, 1996

                                                               February 25, 1997



Dear Shareholder:

         Enclosed are the mid-year financial statements for the Western Asset Trust Limited Duration Portfolio, covering the period July 1 - December 31, 1996.

         Still in its first year of operation, the fund has produced positive investment results relative to its benchmark for this period. Though total assets are only $18 million, we do expect to see this grow substantially over time.

         The principal factors behind the fund's recent good performance, when it returned 4.3% (net of all fees) versus the Merrill Lynch 1-3 year Treasury Index's 3.6% return , were its longer than market duration posture, which was rewarded by declining interest rates, and its emphasis on corporate and mortgage-backed securities, which profited from a narrowing of their yield spreads versus other domestic market sectors.

         Please feel free to call if you have any questions.



                                                  Sincerely,

                                                  /s/ W. Curtis Livingston

                                                  W. Curtis Livingston
                                                  President



Enclosure

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                December 31, 1996
                             (Amounts in Thousands)
                                   (Unaudited)


                                                   Principal
                                                    Amount            Value
                                                --------------      ---------
CORPORATE BONDS AND NOTES - 17.4 %
Finance - 10.1%
     Donaldson Lufkin + Jenrette
         5.625%            2/15/16              $     500           $     482
     Ford Motor Credit Company
         7.90%             5/17/99                    500                 517
     Heller Financial Incorporated
         6.27%             5/20/98                    500                 502
     Wachovia Capital Trust I(A)
         7.64%             1/15/27                    500                 497
                                                                    ---------
                                                                        1,998
                                                                    ---------
Food and Beverage - 2.0%
     Philip Morris Companies, Inc.
         6.95%             6/1/06                     400                 405
                                                                    ---------

Media and Entertainment - 2.6%
     Time Warner, Inc.
         7.45%             2/1/98                     500                 506
                                                                    ---------

Utilities - 2.7%
     Long Island Lighting Company
         9.75%             5/1/21                     500                 534
                                                                    ---------


Total Corporate Bonds and Notes
     (Identified Cost - $3,399)                                         3,443
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 21.9%
     Bridgestone/Firestone Master Trust
         6.17%             7/1/03                     500                 497
                                                                    ---------

     FASCO Auto Trust 1996-1
         6.65%             11/15/01                   272                 274
                                                                    ---------

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                   Principal
                                                    Amount            Value
                                                --------------      ---------
ASSET-BACKED SECURITIES - Continued
     FASCO Auto Trust 1996-BA1(A)
         9.05%             3/17/03              $     231           $     237
                                                                    ---------

     Fleet Finance Home Equity Trust
         6.70%             10/15/06                   377                 379
                                                                    ---------

     Irwin Home Equity Corporation
         6.65%             4/15/05                    342                 342
                                                                    ---------

     Lehman FHA Title I Loan Trust
         6.84%             2/25/04                    500                 502
                                                                    ---------

     Merrill Lynch Mortgage Investors, Inc.
         9.20%             1/15/11                    372                 379
                                                                    ---------

     Olympic Automobile Receivables Trust
         7.875%            7/15/01                    305                 310
                                                                    ---------

     Onyx Acceptance Grantor Trust
         6.45%             12/15/02                   455                 457
                                                                    ---------

     Tyron Mortgage Funding, Inc.
         6.35%             5/20/01                    372                 372
                                                                    ---------

     World Financial Network Credit Card Master
       Trust
         6.95%             4/15/06                    400                 406
                                                                    ---------

     World Omni Automobile Lease Securitization
       Trust
         6.05%             11/25/01                   189                 189
                                                                    ---------


Total Asset-backed Securities
     (Identified Cost - $4,328)                                         4,344
-----------------------------------------------------------------------------

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                   Principal
                                                    Amount            Value
                                                ---------------     ---------
MORTGAGE-BACKED SECURITIES - 24.4%
Fixed-rate Securities - 22.0%
     Criimi Mae Trust 1(A)
         6.77%             5/30/98              $     500           $     498
                                                                    ---------

     Green Tree Home Improvement Loan Trust
         6.45%             7/15/21                  1,674               1,679
                                                                    ---------

     International Mortgage Acceptance
       Corporation
         12.25%            3/1/14                     281                 297
                                                                    ---------

     Merrill Lynch Mortgage Investors, Inc.
         6.69%             11/21/28                   249                 249
                                                                    ---------

     Resolution Trust Corporation
         8.40%             7/25/24                    436                 438
                                                                    ---------

     Structured Asset Securities Corp.
         6.60%             10/25/24                   303                 303
         7.75%             2/25/28                    882                 893
                                                                    ---------
                                                                        1,196
                                                                    ---------
Indexed Securities(B) - 2.4%
     Resolution Trust Corporation
         6.339%            5/25/19                    490                 487
                                                                    ---------


Total Mortgage-backed Securities
     (Identified Cost - $4,856)                                         4,844
------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATION - 2.6%
     United States Treasury Note
         7.00%             7/15/06                    500                 519
                                                                    ---------

Total U.S. Government Obligation
     (Identified Cost - $527)                                             519
-----------------------------------------------------------------------------

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                   Principal
                                                    Amount            Value
                                                ---------------     ---------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     SECURITIES - 8.6%
Fixed-rate Securities - 5.1%
     Federal Home Loan Mortgage Corporation
         10.15%            4/15/06              $     182           $     186
         6.50%             1/1/12(C)                  700                 688
                                                                    ---------
                                                                          874
                                                                    ---------
     Government National Mortgage Association
         9.25%             3/15/01                    124                 129
                                                                    ---------


Variable-rate Securities(D) - 3.5%
     Government National Mortgage Association
         6.50%             1/20/25                    687                 702
                                                                    ---------


Total U.S. Government Agency Mortgage-backed
      Securities
     (Identified Cost - $1,699)                                         1,705
-----------------------------------------------------------------------------

YANKEE BONDS(E) - 6.2%
Fixed-rate Securities - 4.4%
     Hydro - Quebec
         9.75%             9/29/98                    500                 527
     YPF Sociedad Anonima
         7.50%             10/26/02                   347                 351
                                                                    ---------
                                                                          877
                                                                    ---------
Indexed Securities(B) - 1.8%
     United Mexican States(A)
         7.5625%           8/6/01                     350                 351
                                                                    ---------


Total Yankee Bonds
     (Identified Cost - $1,228)                                         1,228
-----------------------------------------------------------------------------

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                                   Principal
                                                    Amount            Value
                                                --------------      ---------
SHORT-TERM INVESTMENTS - 21.3%
Corporate - 7.1%
     John Deere Capital Corporation
         5.95%             6/30/97              $     400           $     400
     Texas Gas Transmission Corporation
         9.625%            7/15/97                    500                 509
     Trinova Corporation
         7.95%             5/1/97                     500                 503
                                                                    ---------
                                                                        1,412
                                                                    ---------
U.S. Government  Obligations - 0.5%
     United States Treasury Bills
         5.26%             1/9/97                      50                  50(F)
         5.30%             1/9/97                      50                  50(F)
                                                                    ---------
                                                                          100
                                                                    ---------
Repurchase Agreement - 13.7%
     J.P. Morgan Securities, Inc.
         6.80% dated 12/31/96, to be repurchased
         at $2,711 on 1/2/97 (Collateral: $2,835
         Federal National Mortgage Association
         Medium-term note, 5.82% due 11/4/03,
         value $2,805)                              2,710               2,710
                                                                    ---------


                                                    Actual
                                                   Contracts
                                                ---------------
Option Purchased - N.M.
     Eurodollar Future Call
         March 97 Strike Price $94.25                  10                   2
                                                                    ---------


Total Short-term Investments
     (Identified Cost - $4,227)                                         4,224
-----------------------------------------------------------------------------


Total Investments - 102.4%
     (Identified Cost - $20,264)                                    $  20,307
=============================================================================

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                Expiration       Actual         Appreciation/
                                   Date         Contracts      (Depreciation)
                                ----------      ---------      --------------
OPTIONS WRITTEN
   Eurodollar Future Call
     Strike Price $94.75         March 97          10               $   1
                                                                    -----


FUTURES CONTRACTS SOLD
   Treasury Bond Future          March 97           5                   8
                                                                    -----


(A) Rule 144a Security - A security purchased pursant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
(B) Indexed Scurities - The rate of interest earned on these securities is tied to an index such as the Cost of Funds Index (COFI) or the London Interbank Offered Rate (LIBOR). The coupon rate shown is the rate at December 31, 1996.
(C) When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been determined.
(D) The coupon rate shown on the variable rate security is the rate at December 31, 1996. This rate varies with the weighted average coupon of the underlying loans.
(E) Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
(F)  Collateral to cover futures sold.
N.M. Not meaningful.

   See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                       STATEMENT OF ASSETS AND LIABLITIES
                                December 31, 1996
                                   (Unaudited)


              Assets

Investments at value (Identified Cost - $20,263,523)          $20,307,262
Receivable for:
     Investments sold                                             786,125
     Futures variation margin                                       6,250
Interest receivable                                               183,011
Due from Adviser                                                   35,561
Other assets                                                       70,413
                                                               ----------
         Total assets                                          21,388,622

              Liabilities

Payable for investments purchased                               1,480,781
Options written, at market (premiums received $1,425)                 375
Accrued expenses                                                   68,106
                                                               ----------
         Total liabilities                                      1,549,262
                                                               ----------
Net assets                                                    $19,839,360
                                                               ==========



              Analysis of Net Assets

Common stock at par value $.001 per share, authorized
     100,000,000 shares: issued and outstanding
     197,036 shares                                           $       197

Accumulated paid-in capital                                    19,762,089

Overdistribution of net investment income                         (35,764)

Undistributed net realized gain on investments,
     options and futures                                           59,806

Unrealized appreciation of investments,
     options and futures                                           53,032
                                                               ----------
Net assets                                                    $19,839,360
                                                               ==========

Net asset value, offering price, and redemption
     price per share                                              $100.69
                                                                  =======

----------
See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                             STATEMENT OF OPERATIONS
                   For the Six Months Ended December 31, 1996
                                   (Unaudited)



Investment Income:
     Interest                                                               $566,239


Expenses:
     Advisory fee                                              $ 25,922
     Administrative fee                                           4,320
     Custodian fee                                               25,700
     Legal and audit fees                                        13,300
     Registration fees                                           10,695
     Directors' fees                                             10,153
     Organizational expense                                       7,875
     Transfer agent and shareholder servicing expense               318
     Other expenses                                                 124
                                                               --------
                                                                 98,407
         Less fees waived and expenses reimbursed               (62,211)
         Total expenses, net of waivers and reimbursements                    36,196
                                                                            --------

Net Investment Income                                                        530,043


Net Realized and Unrealized Gain on Investments:
     Realized gain on investments, options and futures          131,208
     Unrealized appreciation of investments, options and
       futures                                                   66,519
Net Realized and Unrealized Gain on Investments                              197,727
                                                                            --------

Increase in Net Assets Resulting from Operations                            $727,770
                                                                            ========

----------
See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS




                                                                  For the                 May 1, 1996(A)
                                                             Six Months Ended                  to
                                                             December 31, 1996            June 30, 1996
                                                        --------------------------   ----------------------
                                                                (Unaudited)
Increase in Net Assets:
Net investment income                                       $        530,043         $         134,065
Net realized gain on investments, options and futures                131,208                   (11,629)
Change in unrealized appreciation of investments                      66,519                   (13,487)
                                                            ----------------         -----------------
Increase in net assets resulting from operations                     727,770                   108,949

Distributions to shareholders from:
Net investment income                                               (699,872)                  -
Net realized gain on investments                                     (59,773)                  -

Increase in net assets from Fund share transactions                3,761,286                16,000,000
                                                            ----------------         -----------------

Increase in net assets                                             3,729,411                16,108,949

Net Assets:

Beginning of period                                               16,109,949                     1,000
                                                            ----------------         -----------------

End of period (including (over)/under
     distributed  net investment income
      of ($35,764) and $134,065, respectively)              $     19,839,360         $      16,109,949
                                                            ================         =================

----------
(A) Commencement of Operations

    See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.


                                                               For the                May 1, 1996(A)
                                                          Six Months Ended                 to
                                                          December 31, 1996           June 30, 1996
                                                          -----------------           ---------------
                                                             (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                        $     100.76               $      100.00
                                                            ------------               -------------

Net investment income(B)                                            2.97                        0.84
Net realized and unrealized gain (loss) on investments              1.32                       (0.08)
                                                            ------------               -------------
Total from investment operations                                    4.29                        0.76
                                                            ------------               -------------
Distributions to shareholders from:
     Net investment income                                         (3.99)                     -
     Net realized gain on investments                              (0.37)                     -
                                                            ------------               -------------
Total distributions                                                (4.36)                     -
                                                            ------------               -------------

Net asset value, end of period                              $     100.69               $      100.76
                                                            ============               =============

Total return(B)                                                     4.29%(C)                    0.76%(C)

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
     Expenses(B)                                                     .42%(D)                     .50%(D)
     Net investment income(B)                                       6.12%(D)                    5.58%(D)

Portfolio turnover rate                                           346.23%(D)                   1,042%(D)

Net assets, end of period (in thousands)                     $     19,839              $       16,110

----------
(A)  Commencement of Operations
(B) Net of investment advisory and administrative fees waived pursuant to a voluntary expense limitation of 0.50% through August 5, 1996 and 0.40% thereafter.
(C)  Not annualized
(D)  Annualized

     See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

1.  Significant Accounting Policies:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust Limited Duration Portfolio ("Fund"), a diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to May 1, 1996, other than those related to organizational matters.

Security Valuation

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

Options and Futures

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As the contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

Dividends to Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

Deferred Organizational Expense

Deferred   organizational   expenses  of  $78,755  are  being   amortized  on  a
straight-line basis through April 2001.

Federal Income Taxes

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


2.  Financial Instruments:

As part of the Fund's investment program, the Fund utilizes repurchase agreements, options and futures contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

Repurchase Agreements

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

Option Transactions

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Fund and related premiums received during the period are as follows:


                                                   Calls                         Puts
                                          ------------------------      -----------------------
                                          Contracts      Premiums       Contracts      Premiums
                                          -----------------------       -----------------------
Options outstanding at June 30, 1996            -               -              -              -
Options written                                48         $11,109          1,018        $ 9,740
Options closed                                (38)         (9,684)        (1,018)        (9,740)

Options expired                                 -               -              -              -
Options exercised                               -               -              -              -
-----------------------------------------------------------------       -----------------------
Options outstanding at December 31, 1996       10         $ 1,425              -        $     -
=================================================================       =======================


Futures

The Fund has entered into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at December 31, 1996 are described at the end of the "Portfolio of Investments," page 7.

3.  Portfolio Transactions:

Purchases and sales of portfolio securities (excluding short-term, U.S. Government securities, written and purchased options and futures contracts) for the six months ended December 31, 1996, aggregated $18,429,843 and $10,788,523, respectively. Purchases and sales of U.S. Government securities aggregated $15,115,994 and $18,976,466, respectively for the same period.

At December 31, 1996, the cost of securities for federal income tax purposes was $20,263,523. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $82,620 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $38,881.

4.  Fund Share Transactions:

At December 31, 1996, there were 100,000,000 Fund shares authorized at $.001 par value. Transactions in Fund shares were as follows:


                                           For the                       May 1, 1996(A)
                                       Six Months Ended                        to
                                       December 31, 1996                  June 30, 1996
                                   ---------------------------   -------------------------------
                                      Shares       Amount           Shares            Amount
                                   ---------------------------   -------------------------------
Sold                                  53,858     5,501,641         159,880          $16,000,000
Reinvestment of distributions          7,505       759,645               -                    -
Repurchased                          (24,218)   (2,500,000)              -                    -
--------------------------------------------------------------   -------------------------------
Net increase                          37,145   $ 3,761,286         159,880          $16,000,000
==============================================================   ===============================

(A) Commencement of Operations

5. Transactions with Affiliates:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.10% of average daily net assets of the Fund. The Administrator has voluntarily agreed to indefinitely limit its fee to 0.05% of average daily net assets of the Fund. At December 31, 1996, $728 was due from the Administrator.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.50% of average daily net assets of the Fund. The Adviser has voluntarily agreed to indefinitely limit its fee to 0.30% of average daily net assets and to further waive its fees and reimburse the Fund to the extent necessary to limit the total expenses to an annual rate of 0.40% of the Fund's average daily net assets. Pursuant to this agreement, advisory fees of $25,922 were waived and reimbursements of $36,289 were made for the six months ended December 31, 1996. At December 31, 1996, $35,561 was due from the Adviser as reimbursement for expenses paid in excess of the 0.40% annual limit.